SEGMENT REPORTING - Reportable Segments (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net sales		R$ 79,708.8	R$ 72,854.3	R$ 58,379.0
Cost of sales		(40,422.1)	(35,659.7)	(27,066.1)
Gross profit		39,286.7	37,194.6	31,312.9
Distribution expenses		(11,395.3)	(9,932.7)	(8,245.0)
Sales and marketing expenses		(7,337.4)	(7,035.5)	(6,374.6)
Administrative expenses		(5,236.8)	(4,877.4)	(2,948.5)
Other operating income/(expenses)		2,513.9	2,124.1	2,679.4
Exceptional items		(143.3)	(392.8)	(452.0)
Income from operations		17,687.8	17,080.3	15,972.2
Net finance costs		(3,423.1)	(3,205.4)	(2,434.5)
Share of results of joint ventures		(29.1)	(115.7)	(43.3)
Income before income tax		14,235.6	13,759.2	13,494.4
Income tax expense		655.6	(636.6)	(1,762.5)
Net income		14,891.2	13,122.6	11,731.9
EBITDA	[1]	23,615.0	22,361.3	21,096.1
Depreciation, amortization and impairment		R$ (5,956.3)	R$ (5,396.7)	R$ (5,167.4)
EBITDA margin as a %	[1]	29.60%	30.70%	36.10%
Acquisition of property, plant and equipment		R$ 6,533.1	R$ 7,677.1	R$ 4,692.7
Total assets		137,958.0	138,602.5	125,196.3
Total liabilities		137,958.0	138,602.5	125,196.3
Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets		110,877.2	109,560.9	96,190.7
Total liabilities		46,148.5	47,025.7	40,559.8
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total assets		(2,533.0)	(2,868.5)	(2,187.6)
Total liabilities		(2,534.2)	(2,869.1)	(2,187.4)
Unallocated amounts [member]
IfrsStatementLineItems [Line Items]
Total assets		29,613.8	31,910.1	31,193.2
Total liabilities		94,343.7	94,445.9	86,823.9
Brazil 1 [Member]
IfrsStatementLineItems [Line Items]
Net sales		42,635.8	35,586.5	30,196.5
Cost of sales		(22,736.8)	(18,309.1)	(14,112.9)
Gross profit		19,899.0	17,277.4	16,083.6
Distribution expenses		(6,111.1)	(5,123.1)	(4,241.9)
Sales and marketing expenses		(4,065.0)	(3,440.3)	(3,444.1)
Administrative expenses		(3,346.0)	(3,006.2)	(1,629.6)
Other operating income/(expenses)		2,361.3	2,096.0	2,887.2
Exceptional items		(34.5)	(210.1)	(173.8)
Income from operations		8,703.7	7,593.7	9,481.4
Net finance costs		(1,110.3)	(858.1)	(663.9)
Share of results of joint ventures		(38.3)	(11.7)	(7.2)
Income before income tax		7,555.1	6,723.9	8,810.3
Income tax expense		2,787.7	1,953.2	(203.1)
Net income		10,342.8	8,677.1	8,607.2
EBITDA	[1]	12,028.8	10,564.3	12,388.7
Depreciation, amortization and impairment		R$ (3,363.4)	R$ (2,982.3)	R$ (2,914.5)
EBITDA margin as a %	[1]	28.20%	29.70%	41.00%
Acquisition of property, plant and equipment		R$ 4,062.9	R$ 4,645.1	R$ 3,114.9
Brazil 1 [Member] | Beer [Member]
IfrsStatementLineItems [Line Items]
Net sales		35,857.9	30,537.1	25,953.0
Cost of sales		(18,765.3)	(15,382.0)	(11,941.7)
Gross profit		17,092.6	15,155.1	14,011.3
Distribution expenses		(4,988.6)	(4,263.1)	(3,529.2)
Sales and marketing expenses		(3,596.8)	(3,096.2)	(3,008.9)
Administrative expenses		(2,928.8)	(2,616.1)	(1,395.1)
Other operating income/(expenses)		1,884.5	1,711.3	2,380.3
Exceptional items		(30.6)	(202.0)	(173.8)
Income from operations		7,432.3	6,689.0	8,284.6
Net finance costs		(1,110.3)	(858.1)	(663.9)
Share of results of joint ventures		(38.3)	(11.7)	(7.2)
Income before income tax		6,283.7	5,819.2	7,613.5
Income tax expense		2,787.7	1,953.2	(203.1)
Net income		9,071.4	7,772.4	7,410.4
EBITDA	[2]	10,332.9	9,302.4	10,830.8
Depreciation, amortization and impairment		R$ (2,938.9)	R$ (2,625.1)	R$ (2,553.4)
EBITDA margin as a %	[2]	28.80%	30.50%	41.70%
Brazil 1 [Member] | N A B [Member]
IfrsStatementLineItems [Line Items]
Net sales		R$ 6,777.9	R$ 5,049.4	R$ 4,243.5
Cost of sales		(3,971.5)	(2,927.1)	(2,171.2)
Gross profit		2,806.4	2,122.3	2,072.3
Distribution expenses		(1,122.5)	(860.0)	(712.7)
Sales and marketing expenses		(468.2)	(344.1)	(435.2)
Administrative expenses		(417.2)	(390.1)	(234.5)
Other operating income/(expenses)		476.8	384.7	506.9
Exceptional items		(3.9)	(8.1)	(0.0)
Income from operations		1,271.4	904.7	1,196.8
Net finance costs		(0.0)	(0.0)	(0.0)
Share of results of joint ventures		(0.0)	(0.0)	(0.0)
Income before income tax		1,271.4	904.7	1,196.8
Income tax expense		0.0	0.0	0.0
Net income		1,271.4	904.7	1,196.8
EBITDA	[2]	1,695.9	1,261.9	1,557.9
Depreciation, amortization and impairment		R$ (424.5)	R$ (357.2)	R$ (361.1)
EBITDA margin as a %	[2]	25.00%	25.00%	36.70%
Brazil 1 [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets		R$ 57,353.8	R$ 54,609.4	R$ 48,970.2
Total liabilities		29,153.2	27,611.2	25,032.6
C A C [Member]
IfrsStatementLineItems [Line Items]
Net sales	[3]	9,440.1	9,947.4	7,319.3
Cost of sales	[3]	(4,860.8)	(4,727.9)	(3,307.5)
Gross profit	[3]	4,579.3	5,219.5	4,011.8
Distribution expenses	[3]	(1,020.7)	(872.7)	(751.5)
Sales and marketing expenses	[3]	(645.5)	(693.3)	(542.4)
Administrative expenses	[3]	(333.6)	(427.7)	(305.0)
Other operating income/(expenses)	[3]	(52.9)	12.4	(23.5)
Exceptional items	[3]	(16.1)	(46.7)	(70.5)
Income from operations	[3]	2,510.5	3,191.5	2,318.9
Net finance costs	[3]	(50.0)	(80.1)	9.8
Share of results of joint ventures	[3]	0.1	(79.7)	(4.9)
Income before income tax	[3]	2,460.6	3,031.7	2,323.8
Income tax expense	[3]	(771.2)	(1,301.7)	(713.2)
Net income	[3]	1,689.4	1,730.0	1,610.6
EBITDA	[1],[3]	3,315.6	3,789.2	2,995.0
Depreciation, amortization and impairment	[3]	R$ (805.0)	R$ (677.4)	R$ (681.0)
EBITDA margin as a %	[1],[3]	35.10%	38.10%	40.90%
Acquisition of property, plant and equipment	[3]	R$ 968.4	R$ 801.6	R$ 492.3
C A C [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets		15,385.6	15,351.9	13,521.4
Total liabilities		5,098.0	5,414.4	4,114.2
South Latin America Segment [Member]
IfrsStatementLineItems [Line Items]
Net sales	[4]	17,371.2	16,571.7	11,560.8
Cost of sales	[4]	(8,553.1)	(8,235.7)	(5,937.4)
Gross profit	[4]	8,818.1	8,336.0	5,623.4
Distribution expenses	[4]	(2,159.5)	(2,010.1)	(1,492.8)
Sales and marketing expenses	[4]	(1,426.9)	(1,542.9)	(1,165.6)
Administrative expenses	[4]	(835.0)	(832.0)	(574.9)
Other operating income/(expenses)	[4]	192.7	38.8	(159.9)
Exceptional items	[4]	(60.5)	(115.4)	(145.7)
Income from operations	[4]	4,528.9	3,874.4	2,084.5
Net finance costs	[4]	(1,933.2)	(2,177.8)	(1,731.4)
Share of results of joint ventures	[4]	(0.0)	(0.0)	(0.0)
Income before income tax	[4]	2,595.7	1,696.6	353.1
Income tax expense	[4]	(672.9)	(509.4)	(118.4)
Net income	[4]	1,922.8	1,187.2	234.7
EBITDA	[1],[4]	5,725.4	5,071.4	3,182.6
Depreciation, amortization and impairment	[4]	R$ (1,196.5)	R$ (1,197.0)	R$ (1,098.1)
EBITDA margin as a %	[1],[4]	33.00%	30.60%	27.50%
Acquisition of property, plant and equipment	[4]	R$ 1,112.8	R$ 1,665.4	R$ 621.8
South Latin America Segment [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets		22,044.5	21,583.0	17,211.2
Total liabilities		6,843.6	7,843.6	5,156.4
Canada Segment [Member]
IfrsStatementLineItems [Line Items]
Net sales		10,261.7	10,748.7	9,302.4
Cost of sales		(4,271.4)	(4,387.0)	(3,708.3)
Gross profit		5,990.3	6,361.7	5,594.1
Distribution expenses		(2,104.0)	(1,926.8)	(1,758.8)
Sales and marketing expenses		(1,200.0)	(1,359.0)	(1,222.5)
Administrative expenses		(722.2)	(611.5)	(439.0)
Other operating income/(expenses)		12.8	(23.1)	(24.4)
Exceptional items		(32.2)	(20.6)	(62.0)
Income from operations		1,944.7	2,420.7	2,087.4
Net finance costs		(329.6)	(89.4)	(49.0)
Share of results of joint ventures		9.1	(24.3)	(31.2)
Income before income tax		1,624.2	2,307.0	2,007.2
Income tax expense		(688.0)	(778.7)	(727.8)
Net income		936.2	1,528.3	1,279.4
EBITDA	[1]	2,545.2	2,936.4	2,529.8
Depreciation, amortization and impairment		R$ (591.4)	R$ (540.0)	R$ (473.6)
EBITDA margin as a %	[1]	24.80%	27.30%	27.20%
Acquisition of property, plant and equipment		R$ 389.0	R$ 565.0	R$ 463.7
Canada Segment [Member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total assets		16,093.3	18,016.6	16,487.9
Total liabilities		R$ 5,053.7	R$ 6,156.5	R$ 6,256.6

[1]	From 2021 onwards, the Adjusted EBITDA metric was changed to EBITDA, for presentation purposes, including for comparative purposes.
[2]	From 2021 onwards, the Adjusted EBITDA metric was changed to EBITDA, for presentation purposes, including for comparative purposes.
[3]	CAC: includes the Dominican Republic, Panama, Guatemala, Cuba, Barbados, Saint Vincent, Dominica, Nicaragua, Honduras and Antigua.
[4]	Latin America - South: includes operations in Argentina, Bolivia, Chile, Paraguay and Uruguay.